Debt And Lines Of Credit	12 Months Ended
Dec. 31, 2011
Debt And Lines Of Credit [Abstract]
Debt And Lines Of Credit

NOTE 12 DEBT AND LINES OF CREDIT

In November 2011, International Paper issued $900 million of 4.75% senior unsecured notes with a maturity date in February 2022 and $600 million of 6% senior unsecured notes with a maturity date in November 2041. Subsequent to the balance sheet date, in February 2012, International Paper issued a $1.2 billion term loan with an interest rate of LIBOR plus 138 basis points and a $200 million term loan with an interest rate of LIBOR plus 175 basis points, both with maturity dates in 2017. The proceeds from these borrowings were used, along with available cash, to fund the acquisition of Temple-Inland.

Amounts related to early debt extinguishment during the years ended December 31, 2011, 2010 and 2009 were as follows:

In millions	2011	2010	2009
Debt reductions (a)	$129	$393	$5,089
Pre-tax early debt extinguishment costs (b)	32	39	185

(a)	Reductions related to notes with interest rates ranging from 4.00% to 9.375% with original maturities from 2010 to 2039 for the years ended December 31, 2011, 2010 and 2009.
(b)	Amounts are included in Restructuring and other charges in the accompanying consolidated statements of operations.

A summary of long-term debt follows:

In millions at December 31	2011	2010
8.7% to 10% notes – due 2038	$273	$274
9 3/8% note – due 2019	844	907
9.25% debentures – due 2011	0	9
7.95% debentures – due 2018	1,505	1,561
7.5% notes – due 2021	999	999
7.4% debentures – due 2014	303	303
7.3% notes – due 2039	725	725
6 7/8% notes – due 2023 – 2029	130	130
6.65% to 6.75% notes – due 2011 & 2037	4	36
6.4% to 7.75% debentures due 2025 – 2027	141	141
6.0% notes – due 2041	600	0
5.85% notes – due 2012	38	38
5.25% to 5.5% notes – due 2014 – 2016	701	701
4.75% notes – due 2022	900	0
Floating rate notes – due 2011 – 2017 (a)	356	593
Environmental and industrial development bonds – due 2011 – 2035 (b)	1,958	1,892
Short-term notes (c)	279	210
Other (d)	152	152
Total (e)	9,908	8,671
Less: current maturities	719	313
Long-term debt	$9,189	$8,358

(a)	The weighted average interest rate on these notes was 1.9% in 2011 and 1.5% in 2010.
(b)	The weighted average interest rate on these bonds was 5.5% in 2011 and 5.6% in 2010.
(c)

The weighted average interest rate was 5.0% in 2011 and 3.2% in 2010. Includes $173 million at December 31, 2011 and $146 million at December 31, 2010 related to non-U.S. denominated borrowings with a weighted average interest rate of 5.9% in 2011 and 4.3% in 2010.

(d)

Includes no unamortized gain or loss at December 31, 2011 and an $8 million gain at December 31, 2010, related to interest rate swaps treated as fair value hedges. Also includes $79 million at December 31, 2011 and $70 million at December 31, 2010, related to the unamortized gain on interest rate swap unwinds (see Note 13).

(e)	The fair market value was approximately $11.2 billion at December 31, 2011 and $9.7 billion at December 31, 2010.

In addition to the long-term debt obligations shown above, International Paper has $5.2 billion of debt obligations payable to non-consolidated variable interest entities having principal payments of $5.2 billion due in 2016, for which International Paper has, and intends to effect, a legal right to offset these obligations with Class B interests held in the entities. Accordingly, in the accompanying consolidated balance sheet, International Paper has offset the $5.2 billion of debt obligations with $5.2 billion of Class B interests in these entities as of December 31, 2011 (see Note 11).

Total maturities of long-term debt over the next five years are 2012 – $719 million; 2013 – $168 million; 2014 – $571 million; 2015 – $455 million; and 2016 – $452 million. At December 31, 2010, International Paper classified $100 million of current maturities of long-term debt as Long-term debt. International Paper has the intent and ability to renew or convert these obligations, as evidenced by the available bank credit agreements described below.

At December 31, 2011, International Paper's contractually committed credit facilities (the Agreements) totaled $2.5 billion. The Agreements generally provide for interest rates at a floating rate index plus a pre-determined margin dependent upon International Paper's credit rating. The Agreements include a $1.5 billion contractually committed bank facility that expires in August 2016 and has a facility fee of 0.175% payable quarterly. The Agreements also include up to $1.0 billion of commercial paper-based financings based on eligible receivables balances ($919 million available as of December 31, 2011) under a receivables securitization program. On January 11, 2012, the Company amended the receivables securitization program to extend the maturity date from January 2012 to January 2013. The amended agreement has a facility fee of 0.35% payable monthly. At December 31, 2011, there were no borrowings under either the bank facility or receivables securitization program.

Maintaining an investment grade credit rating is an important element of International Paper's financing strategy. At December 31, 2011, the Company held long-term credit ratings of BBB (stable outlook) and Baa3 (stable outlook) by S&P and Moody's, respectively.